As filed with the Securities and Exchange Commission on April 17, 2025
1933 Act Registration No. 333-273746
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 2
Lincoln Level Advantage® B-Share
Lincoln Level Advantage® Advisory
Lincoln Level Advantage® B-Class
Lincoln Level Advantage® Advisory Class
Lincoln Level Advantage® Design B-Share
Lincoln Level Advantage® Design Advisory
Lincoln Level Advantage® Select B-Share
Lincoln Level Advantage® Access
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Insurance Company)
1301 South Harrison Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Insurance Company’s Principal Executive Offices)
(260) 455-2000
(Insurance Company’s Telephone Number, Including Area Code)
Craig T. Beazer, Esquire
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copy to:
Jassmin McIver-Jones, Esquire
The Lincoln National Life Insurance Company
100 N. Greene Street
Greensboro, North Carolina 27401
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on May 1, 2025, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/X/ on May 1, 2025, pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
/X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
The Post-Effective Amendment No. 2 to the Registration Statement incorporates by reference the prospectus, Statement of Additional Information and Part C that are contained in Registrant’s Post-Effective Amendment No. 1 which was filed with the U.S Securities and Exchange Commission on February 25, 2025. Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2 is filed solely for purposes of designating May 1, 2025, as the new effective date of Post-Effective amendment No. 1.
Check each box that appropriately characterizes the Registrant:

/ / New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
/ / Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
/ / If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of the Securities Act
/X/ Insurance Company relying on Rule 12h-7 under the Exchange Act
/ / Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)
Title of Securities being registered:
Interests in a separate account under individual flexible payment deferred variable annuity contracts.

SIGNATURES

Pursuant by the requirements of the Securities Act of 1933, Registrant certifies that it has reasonable grounds to believe that it meets all of the requirements for filing on Form N-4 and has duly caused this Post-Effective Amendment No. 2 to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Hartford, and the State of Connecticut on this 17th day of April, 2025, at  1:50 pm.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Registrant)
Lincoln Level Advantage® B-Share
Lincoln Level Advantage® Advisory
Lincoln Level Advantage® B-Class
Lincoln Level Advantage® Advisory Class
Lincoln Level Advantage® Design B-Share
Lincoln Level Advantage® Design Advisory
Lincoln Level Advantage® Select B-Share
Lincoln Level Advantage® Access

/s/Kimberly A. Genovese
By:  ______________________________
                                                                                              Kimberly A. Genovese
Vice President
The Lincoln National Life Insurance Company

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 17th day of April, 2025, at 1:50 pm.

Signature	Title
*/s/Ellen G. Cooper _____________________ Ellen G. Cooper	President and Director (Principal Executive Officer)
*/s/Christopher M. Neczypor _____________________ Christopher M. Neczypor	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
*/s/Craig T. Beazer _____________________ Craig T. Beazer	Executive Vice President, General Counsel and Director
*/s/Eric B. Wilmer _____________________ Eric B. Wilmer	Assistant Vice President and Director
*/s/Jayson R. Bronchetti _____________________ Jayson R. Bronchetti	Executive Vice President, Chief Investment Officer and Director
*/s/Adam M. Cohen _____________________ Adam M. Cohen	Senior Vice President, Chief Accounting Officer (Principal Account Officer)

/s/Kimberly A. Genovese * By ,Pursuant to a Power of Attorney Kimberly A. Genovese